Item 1: Report to Shareholders

T. Rowe Price Summit Income Funds
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Certified Financials

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities

  Net investment
  income (loss)   0.005      0.017      0.047      0.059      0.048      0.052

Distributions

  Net investment
  income         (0.005)    (0.017)    (0.047)    (0.059)    (0.048)    (0.052)

NET ASSET VALUE
End of period  $  1.000   $  1.000   $  1.000   $  1.000    $1.000    $  1.000

Ratios/Supplemental Data

Total return^      0.51%      1.76%      4.78%      6.02%     4.87        5.35%

Ratio of total
expenses to
average net
assets         0.45%!         0.45%      0.45%      0.45%      0.45%      0.45%

Ratio of net
investment
income (loss)
to average
net assets     1.02%!         1.74%      4.65%      5.85%      4.78%      5.24%

Net assets,
end of
period
(in millions)  $  3,113   $  3,164   $  2,879   $  2,544    $2,441    $  1,885


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights            For a share outstanding throughout each period


              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning of
period         $  10.16   $  10.04   $   9.41   $   9.39   $   9.87   $   9.83

Investment activities

  Net investment
  income (loss)    0.17       0.45       0.58       0.62       0.61       0.64

  Net realized
  and unrealized
  gain (loss)      0.06       0.14       0.63       0.02      (0.48)      0.04

  Total from
  investment
  activities       0.23       0.59       1.21       0.64       0.13       0.68

Distributions

  Net investment
  income          (0.19)     (0.47)     (0.58)     (0.62)     (0.61)     (0.64)

  Net realized    (0.07)        --         --         --         --         --

  Total
  distributions   (0.26)     (0.47)     (0.58)     (0.62)     (0.61)     (0.64)

NET ASSET VALUE

  End of
  period       $  10.13   $  10.16   $  10.04   $   9.41   $   9.39   $   9.87

Ratios/Supplemental Data

Total return^      2.29%      6.04%     13.29%      7.16%      1.39%      7.10%

Ratio of total
expenses to
average net
assets          0.60%!        0.60%      0.60%      0.60%      0.60%      0.60%

Ratio of net
investment
income (loss)
to average
net assets      3.39%!        4.45%      5.99%      6.71%      6.41%      6.47%

Portfolio
turnover rate  354.2%!       327.9%      71.0%      72.7%      89.9%      83.8%

Net assets,
end of period
(in thousands) $109,012   $109,526   $ 92,204   $ 62,885   $ 63,843   $ 46,571


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003

Statement of Net Assets                                          Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands

BANK NOTES  0.7%

American Express Centurion Bank, VR

  1.30%, 5/7/03                            $        11,500      $        11,500

  1.31%, 5/12/03                                     8,750                8,750

Total Bank Notes (Cost $20,250)                                          20,250

CERTIFICATES OF DEPOSIT  27.1%

Abbey National Treasury Services,
1.26%, 5/6/03                                       75,000               75,000

ABN AMRO Bank, London, 1.36%, 5/27/03               30,000               30,000

Bayerische Landesbank Girozentrale, London,
1.35%, 6/17/03                                      10,000               10,000

Canadian Imperial Bank of Commerce,
1.345%, 3/25/04                                     50,000               50,020

Credit Agricole Indosuez
     1.25%, 6/17/03                                 35,000               35,000

  London, 1.35%, 4/22/04                            40,000               40,000

Dresdner Bank, 1.75%, 5/16/03                       10,000               10,000

HBOS Treasury Services, London,
1.41%, 6/23/03                                      13,000               13,001

Landesbank Baden-Wuerttemburg, London

     1.26%, 5/6/03                                  25,000               25,000

     1.31%, 7/9/03                                  40,000               40,000

     2.10%, 6/30/03                                 50,000               50,028

Landesbank Hessen-Thuringen, London

     1.26%, 7/30/03                                 50,000               50,000

     1.30%, 11/4/03                                 33,000               33,000

Lloyds TSB Bank, 1.255%, 5/19/03                    47,000               47,000

National Australia Bank, London,
1.25%, 4/13/04                                      25,000               25,000

Nordea Bank Finland, 1.25%, 6/23/03                 56,000               56,000

Rabobank Nederland, 1.12%, 6/13/03                 100,000              100,000

Royal Bank of Scotland, London,
1.25%, 5/9/03                                       50,000               50,000

Toronto-Dominion Bank

     1.25%, 7/25/03                                 25,000               25,000

     1.745%, 8/12/03                                30,000               30,018

Westdeutsche Landesbank, 1.995%, 7/28/03            50,000               50,082

Total Certificates of Deposit (Cost $844,149)                           844,149

COMMERCIAL PAPER  62.9%

Alpine Securitization, 4(2)

     1.25%, 5/14/03                        $        25,000      $        24,989

     1.35%, 5/1/03                                     562                  562

ANZ ( Delaware), 1.27%, 5/27/03                      2,800                2,797

Asset Portfolio Funding, 4(2)

     1.22%, 7/3/03                                  55,000               54,882

     1.25%, 5/12 - 6/24/03                          22,127               22,087

Asset Securitization Cooperative, 4(2)

     1.18%, 5/7/03                                  30,000               29,994

     1.23%, 5/12/03                                 50,000               49,981

Atlantic Asset Securitization, 4(2),
1.26%, 7/9/03                                        8,779                8,758

Barton Capital, 4(2), 1.30%, 6/10/03                25,153               25,117

BASF Aktiengesellschaft, 4(2),
1.25%, 5/8/03                                       40,000               39,990

Beta Finance, 4(2), 1.30%,
5/13/03                                             25,000               24,989

CC USA, 4(2), 1.30%, 5/12/03                        23,800               23,791

CDC, 4(2), 1.25%, 5/9/03                            35,000               34,990

Ciesco L.P., 4(2)

     1.22%, 5/9/03                                   8,000                7,998

     1.25%, 5/12 - 6/25/03                          31,437               31,379

Corporate Asset Funding, 4(2)

     1.22%, 6/5/03                                  25,000               24,970

     1.23%, 5/20/03                                 17,000               16,989

     1.25%, 6/4/03                                  18,290               18,269

Corporate Receivables, 4(2)

     1.22%, 6/9/03                                  21,900               21,871

     1.25%, 6/2 - 6/26/03                           40,000               39,936

Credit Suisse First Boston

     1.25%, 5/9 - 5/12/03                           50,000               49,984

Danske Corporation

     1.16%, 6/10/03                                  2,800                2,797

     1.30%, 6/12/03                                 25,000               24,962
DePfa Bank Europe, 4(2)

     1.215%, 7/2/03                                 15,000               14,969

     1.25%, 5/12/03                                  2,665                2,664

     1.257%, 6/10/03                                 2,000                1,997

     1.26%, 10/17/03                       $        15,000      $        14,911

     1.265%, 5/5/03                                 11,000               10,999

Dexia Delaware, 1.25%, 5/22/03                      30,000               29,978

Discover Card Master Trust, 4(2),
1.22%, 5/14/03                                      15,000               14,993

Dorada Finance, 4(2)

     1.26%, 5/1/03                                   3,000                3,000

     1.27%, 5/1/03                                   6,500                6,500

     1.35%, 5/12/03                                  7,000                6,997

Dresdner U.S. Finance

     1.31%, 6/9/03                                  20,000               19,972

     1.53%, 5/12/03                                  8,000                7,996

Electricite de France, 1.25%, 6/4/03                 1,779                1,777

Fairway Finance, 4(2)

     1.20%, 6/10/03                                  2,254                2,251

     1.31%, 7/8/03                                   8,928                8,906

     1.32%, 6/23/03                                  5,312                5,302

     1.35%, 5/16/03                                 26,000               25,985

     1.37%, 6/6/03                                   2,350                2,347

     1.39%, 5/21 - 5/30/03                          16,935               16,917

FCAR Owner Trust, 1.26%, 5/20/03                    13,400               13,391

Ford Credit Floorplan Master Owner Trust, 4(2)

     1.27%, 7/25/03                                 80,000               79,760

General Electric Capital, 1.52%, 5/1/03              1,721                1,721

Giro Funding, 4(2)

     1.16%, 6/12/03                                  8,075                8,064

     1.25%, 6/6 - 7/16/03                            3,179                3,171

Giro Multi-Funding, 4(2)

     1.26%, 5/2 - 5/12/03                           53,166               53,147

Greyhawk Capital, 4(2)

     1.25%, 5/27/03                                 20,000               19,982

     1.27%, 5/20/03                                 55,000               54,963

Home Depot, 4(2), 1.50%, 5/6/03                     34,000               33,993

Hydro-Quebec, 1.21%, 8/26/03                        15,485               15,424

Jefferson Pilot, 4(2)

     1.27%, 5/27/03                                 18,000               17,984

     1.28%, 5/30/03                                  6,700                6,693



K2, 4(2)

     1.27%, 8/28/03                        $        12,000      $        11,949

     1.29%, 5/1/03                                   6,100                6,100

     1.32%, 6/6/03                                   3,891                3,886

     1.35%, 5/22/03                                  8,500                8,493

     1.38%, 6/2 - 6/6/03                            32,000               31,958

KFW International Finance

     1.25%, 6/12/03                                  4,200                4,194

     1.27%, 10/22/03                                 4,000                3,975

Kitty Hawk Funding, 4(2)

     1.33%, 5/12/03                                 21,200               21,191

     1.40%, 5/12/03                                    250                  250

MassMutual Funding, 4(2), 1.25%, 6/19/03            11,600               11,580

MBNA Master Credit Card Trust II, 4(2)

     1.26%, 7/22/03                                 34,000               33,903

     1.28%, 5/15/03                                 17,700               17,691

New York Life Capital, 4(2), 1.20%, 5/8/03          48,700               48,689

New York State Power Auth., 1.28%, 5/16/03          44,105               44,082

Old Line Funding, 4(2)

     1.23%, 5/22/03                                 15,912               15,901

     1.25%, 5/9/03                                  39,195               39,184

Paradigm Funding, 4(2), 1.22%, 6/19/03              40,000               39,934

Pennine Funding, 4(2)

     1.20%, 9/8/03                                  42,500               42,316

     1.26%, 6/20/03                                  9,000                8,984

     1.27%, 6/13/03                                 30,000               29,954

     1.35%, 6/20/03                                  5,000                4,991

Preferred Receivables Funding, 4(2)

     1.25%, 6/4/03                                  10,000                9,988

     1.26%, 5/23/03                                 25,000               24,981

Rio Tinto, 4(2)

     1.22%, 6/3/03                                  12,106               12,093

     1.26%, 5/2/03                                  45,785               45,783

Southern Company, 4(2), 1.26%, 5/29/03              22,000               21,978

Stadshypotek Delaware, 4(2), 1.255%, 5/2/03         13,100               13,100

Svenska Handelsbanken

     1.30%, 6/11/03                                 11,500               11,483

     1.32%, 5/19/03                                  5,000                4,997

Toyota Motor Credit, 4(2)

     1.21%, 5/13 - 5/15/03                 $        40,799      $        40,782

Tulip Funding, 4(2)

     1.25%, 5/28 - 8/5/03                           19,751               19,728

     1.34%, 5/15/03                                 17,988               17,979

UBS Finance

     1.25%, 5/14 - 5/27/03                          27,452               27,437

Wal-Mart Funding, 4(2), 1.25%, 5/7/03              100,000               99,979

Westpac Capital, 1.15%, 7/10/03                     47,000               46,895

Westpac Trust Securities of New Zealand,
1.20%, 7/10/03                                       6,000                5,986

Yale University, 1.27%, 5/15/03                     36,508               36,490

Total Commercial Paper (Cost  $1,957,720)                             1,957,720

MEDIUM-TERM NOTES  6.0%

3M, 144A, 5.67%, 12/12/03                            6,000                6,151

American Express Credit, VR, 1.37%, 5/19/03         13,500               13,503

FleetBoston, VR, 1.43%, 7/14/03                      7,000                7,001

GE Capital

     5.375%, 4/23/04                                10,000               10,385

  VR

     1.32%, 5/28/03                                 22,405               22,405

     1.35%, 5/19/03                                 10,000               10,000

     1.355%, 4/9/03                                 10,000               10,000

     1.41%, 5/20/03                                 15,000               15,004

John Hancock Global Funding II, VR

     144A, 1.38%, 6/30/03                           21,250               21,258

Morgan Stanley, VR, 1.44%, 6/10/03                  15,000               15,002

National City Bank, 6.50%, 5/1/03                    2,250                2,250

New York Life, VR, 1.41%, 5/1/03                    40,000               40,000

Wells Fargo Financial, Sr. Notes,
7.25%, 7/14/03                                      13,850               14,001

Total Medium-Term Notes (Cost  $186,960)                                186,960

FUNDING AGREEMENTS  3.3%

Allstate Life Insurance, VR

     1.44%, 5/1/03 +                                10,000               10,000

     1.54%, 6/2/03 +                                15,000               15,000

  GE Life & Annuity, VR, 1.36%, 6/12/03    $        25,000      $        25,000

  Protective Life, VR, 1.51%, 6/1/03                 7,500                7,500

  Security Life Of Denver, 1.37%, 5/23/03           15,000               15,000

  Transamerica Occidential Life, VR

     1.45%, 5/1/03                                  20,000               20,000

     1.46%, 5/1/03                                  10,000               10,000

Total Funding Agreements (Cost  $102,500)                               102,500

Total Investments in Securities

100.0% of Net Assets (Cost $3,111,579)                               $3,111,579

Other Assets Less Liabilities                                             1,165

NET ASSETS                                                           $3,112,744

Net Assets Consist of:

Undistributed net realized gain (loss)                                     $142

Paid-in-capital applicable to 3,112,603,442 shares
of $0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                    3,112,602

NET ASSETS                                                           $3,112,744
                                                                     ----------

NET ASSET VALUE PER SHARE                                                 $1.00
                                                                          -----

     + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $25,000,000 and represents 0.8% of net assets


     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $27,409,000 and represents 0.9% of net assets

     4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" - total of such securities at period-end amounts to $1,601,382,000 and represents 51.4% of net assets

     VR   Variable Rate


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003


Statement of Net Assets                                 Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 94.4%

U.S. Government Guaranteed Obligations 92.1%

Government National Mortgage Assn.

  I

     5.50%, 3/15/33                        $         1,998      $         2,062

     6.50%, 9/15/25 - 2/15/33                       10,871               11,459

     7.00%, 4/15/24 - 10/15/31                      11,225               11,915

     7.50%, 6/15/22 - 3/15/32                        5,545                5,921

     8.00%, 4/15/17 - 2/15/30                          601                  659

     8.50%, 6/15/16 - 3/15/27                          676                  745

     9.00%, 4/15/18 - 8/15/21                          337                  377

     9.50%, 6/15/09 - 7/15/20                          101                  111

     10.00%, 12/15/17 - 3/15/26                        409                  460

     10.50%, 7/15/15 - 10/15/19                        109                  124

     11.00%, 12/15/09 - 12/15/15                        16                   18

     11.50%, 7/15/15                                    14                   16

  II

     6.00%, 3/20/33                                  2,821                2,941

     6.50%, 10/20/28                                   990                1,041

     7.00%, 10/20/30                                   331                  350

     8.00%, 5/20 - 6/20/29                              81                   87

     8.50%, 6/20/29                                     22                   24

     9.00%, 5/20/22 - 3/20/25                           44                   49

     9.50%, 2/20/17 - 12/20/20                          58                   65

     10.00%, 1/20/14 - 3/20/21                          58                   65

     11.00%, 9/20/17                                     7                    8

  CMO

     5.00%, 8/16/28                                    700                  720

     6.00%, 2/20/28 - 5/20/29                        3,475                3,680

     6.50%, 9/20/28 - 3/20/32                        4,681                2,710

     7.00%, 5/16/24 **                               2,417                2,440

     Principal Only, 3/16/28                           143                  134

  GPM, I

     10.00%, 8/15/13                                     2                    2

  Midget, I

     5.50%, 10/15/17 - 2/15/18             $        11,545      $        12,121

     6.00%, 12/15/08 - 2/15/18                      12,061               12,788

     6.50%, 12/15/14 - 10/15/16                      2,528                2,710

     7.00%, 3/15 - 12/15/13                            969                1,048

     7.50%, 9/15/12                                    170                  185

 Project Loan, I

     6.75%, 2/15/41                                    530                  561

     7.37%, 8/15/33                                    387                  420

     8.00%, 11/15/17                                   349                  385

 TBA

     5.00%, 1/1/33                                   3,000                3,013

     5.50%, 1/1/32 - 1/1/33                          5,200                5,353

     6.00%, 1/1/33                                   5,657                5,907

     6.50%, 1/1/33                                   3,125                3,279

  TBA, Midget, 5.00%, 1/1/18                         4,300                4,465

                                                                        100,418

U.S. Government Agency Obligations 2.3%

Federal Home Loan Banks, 5.75%, 5/15/12                425                  475

Federal Home Loan Mortgage

     6.50%, 7/1/14                                   1,193                1,267

     7.00%, 11/1/30                                    241                  255

  CMO, 4.105%, 10/27/31                                500                  515

Federal National Mortgage Assn.

  Interest Only, 8.50%, 4/1/22                          93                   16

                                                                          2,528

Total U.S. Government Mortgage-Backed
Securities (Cost  $100,860)                                             102,946

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.4%

BankBoston Home Equity Loan Trust,
6.35%, 2/25/13                                         572                  600

Bear Stearns, CMO, 4.83%, 8/15/38                      500                  514

Chase Funding Mortgage Loan

     4.458%, 3/25/14                                   550                  557

     4.707%, 8/25/13                                   285                  290

     5.599%, 9/25/31                                   350                  356

J.P. Morgan Chase Commercial Mortgage Securities

  CMO

     6.26%, 3/15/33                        $           625      $           700

     6.507%, 10/15/35                                  500                  567

Mellon Residential Funding, 5.945%, 2/25/11            696                  703

Morgan Stanley Dean Witter Capital,
CMO, 5.98%, 1/15/39                                    450                  500

Total Non-U.S. Government Mortgage-Backed
Securities (Cost $4,607)                                                  4,787

ASSET-BACKED SECURITIES  2.0%

Citibank Credit Card Issuance Trust

  Series 2000-A1, 6.90%, 10/15/07                      700                  778

  Series 2000-A3, Class A3, 6.875%,
  11/16/09                                             475                  544

Harley Davidson Motorcycle Trust

  Series 2002-2, Class B, 2.84%, 6/15/10               401                  404

Reliant Energy Transition Bond

  Series 2001-1, Class A4, 5.63%, 9/15/15              450                  489

Total Asset-Backed Securities (Cost  $2,113)                              2,215

REPURCHASE AGREEMENTS 9.2%

Credit Suisse First Boston, Tri-Party,
Dated 4/30/03, 1.30% Delivery Value of
$5,018 on 5/1/03 @                                   5,000                5,000

Morgan Stanley Dean Witter Capital,
Tri-Party, Dated 4/30/03, 1.28% Delivery Value
of $5,018 on 5/1/03 @                                5,000                5,000

Total Repurchase Agreements (Cost  $10,000)                              10,000

MONEY MARKET FUNDS 9.9%

T. Rowe Price Government Reserve Investment
Fund, 1.20% #                                       10,800               10,800

Total  Money Market Funds (Cost $10,800)                                 10,800

                                                                          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Total Investments in Securities

119.9% of Net Assets (Cost $128,380)                                   $130,748

Futures Contracts

                          Contract     Unrealized
                          Expiration   Value          Gain (Loss)
                          ----------   -------------  -----------
                                             In thousands

Short, 8 U.S. Treasury
10 year contracts,
$45,000 par of Government
National Mortgage Assn.
Bonds pledged
as initial margin          6/03     $      (921)    $        (2)

Net payments (receipts)
of variation
margin to date                                               (3)

Variation margin
receivable (payable)
on open futures contracts                                                    (5)

Other Assets Less Liabilities
Including $24,106 payable
for investment
securities purchased                                                    (21,731)

NET ASSETS                                                             $109,012
                                                                       --------

Net Assets Consist of:

Undistributed net investment income (loss)                                $(635)

Undistributed net realized gain (loss)                                    1,688

Net unrealized gain (loss)                                                2,366

Paid-in-capital applicable to 10,759,774 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares
of the Corporation authorized                                           105,593

NET ASSETS                                                             $109,012
                                                                       --------

NET ASSET VALUE PER SHARE                                                $10.13
                                                                         ------

     #    Seven-day yield

     + Interest Only security for which the fund receives interest on notional principal (par)

     ** All or a portion of this security is pledged to cover margin requirements on futures contracts at April 30, 2003

     @ Collateralized by U.S. government securities valued at $10,246,000 at April 30, 2003 - See Note 2.

     CMO  Collateralized Mortgage Obligation

     GPM  Graduated Payment Mortgage

     TBA  To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands                                             Cash
                                                     Reserves              GNMA
                                                         Fund              Fund

                                                     6 Months          6 Months
                                                        Ended             Ended
                                                      4/30/03           4/30/03

Investment Income (Loss)

Interest income                            $        23,328      $         2,169

Investment management and administrative
expense                                              7,127                  326

Net investment income (loss)                        16,201                1,843

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                            35                1,274

  Options                                               --                    6

  Futures                                               --                  (63)

  Net realized gain (loss)                              35                1,217

Change in net unrealized gain (loss)

  Securities                                            --                 (539)

  Futures                                               --                   (2)

         Change in net unrealized gain (loss)           --                 (541)

Net realized and unrealized gain (loss)                 35                  676

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                     $        16,236      $         2,519
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        16,201      $        52,600

  Net realized gain (loss)                              35                  (16)

  Increase (decrease) in net assets
  from operations                                   16,236               52,584

Distributions to shareholders

  Net investment income                            (16,201)             (52,600)

Capital share transactions *

  Shares sold                                    1,415,020            3,301,412

  Distributions reinvested                          15,850               51,167

  Shares redeemed                               (1,482,333)          (3,067,184)

  Increase (decrease) in net assets from capital
  share transactions                               (51,463)             285,395

Net Assets

Increase (decrease) during period                  (51,428)             285,379

Beginning of period                              3,164,172            2,878,793

End of period                              $     3,112,744      $     3,164,172
--------------------------------------------------------------------------------

*Share information

  Shares sold                                    1,415,019            3,301,412

  Distributions reinvested                          15,850               51,167

  Shares redeemed                               (1,482,333)          (3,067,184)

  Increase (decrease) in shares outstanding        (51,464)             285,395

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         1,843      $         4,400

  Net realized gain (loss)                           1,217                2,367

  Change in net unrealized gain (loss)                (541)                (768)

  Increase (decrease) in net assets
  from operations                                    2,519                5,999

Distributions to shareholders

  Net investment income                             (2,049)              (4,599)

  Net realized gain                                   (745)                  --

  Decrease in net assets from distributions         (2,794)              (4,599)

Capital share transactions *

  Shares sold                                       15,498               47,511

  Distributions reinvested                           2,353                3,633

  Shares redeemed                                  (18,090)             (35,222)

  Increase (decrease) in net assets from capital
  share transactions                                  (239)              15,922

Net Assets

Increase (decrease) during period                     (514)              17,322

Beginning of period                                109,526               92,204

End of period                              $       109,012      $       109,526
--------------------------------------------------------------------------------

*Share information

  Shares sold                                        1,529                4,787

  Distributions reinvested                             232                  366

  Shares redeemed                                   (1,785)              (3,557)

  Increase (decrease) in shares outstanding            (24)               1,596


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Income Funds
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Summit Cash Reserves Fund (the Cash Reserves
Fund) and the Summit GNMA Fund (the GNMA Fund) are two portfolios established by the corporation and commenced operations on October 29, 1993. The Cash Reserves Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The GNMA Fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Except for securities held by the Cash Reserves Fund, securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields. Securities held by the Cash Reserves Fund are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended April 30, 2003, the GNMA Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the GNMA Fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the GNMA Fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Other
Purchases and sales of portfolio securities for GNMA Fund, other than short-term and U.S. government securities, aggregated $1,108,000 and $668,000, respectively, for the six months ended April 30, 2003. Purchases and sales of U.S. government securities aggregated $195,353,000 and $196,476,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the funds' most recent tax year-end, the Cash Reserves Fund had $16,000 of unused capital loss carryforwards which expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was $3,111,579,000 for Cash Reserves Fund, and $128,457,000 for GNMA Fund. For the Cash Reserves Fund, amortized cost is equivalent to value; and for the GNMA Fund, net unrealized gain aggregated $2,295,000 at period-end, of which $2,600,000 related to appreciated investments and $305,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

Each fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. For each fund, the investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, which is computed daily and paid monthly. The fee is for the Cash Reserves Fund is equal to 0.45% of the fund's average daily net assets, and for the GNMA Fund is 0.60%. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by each fund. Under these agreements, $1,244,000 was payable by the Cash Reserves Fund and $74,000 was payable by the GNMA Fund at April 30, 2003.

Additionally, the Cash Reserves Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the Cash Reserves Fund's all-inclusive fee agreement. At April 30, 2003, approximately 1.4% of the outstanding shares of the Cash Reserves Fund were held by college savings plans.

The Cash Reserves Fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Spectrum Funds' expenses allocated to the Cash Reserves Fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At April 30, 2003, none of the Cash Reserves Fund's outstanding shares were held by the Spectrum Funds.

The funds may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the GNMA Fund for the six months ended April 30, 2003, totaled $125,000, and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003